Schedule of Inventory (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 2,188,284	$ 1,068,259
Work in process	2,128,894	190,610
Finished goods	2,898,803	2,114,164
Total Inventory	$ 7,215,981	$ 3,373,033